Total
EUROPACIFIC GROWTH FUND®
EUROPACIFIC GROWTH FUND®
Investment objective
The fund’s investment objective is to provide you with long-term growth of capital.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-1, 529-F-2 or 529-F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 33 the prospectus and on page 70 of the fund’s statement of additional information, and in the sales charge waiver appendix to this prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - EUROPACIFIC GROWTH FUND®	Class A		Class 529-A		Class C	Class 529-C	Class 529-E	Class T	Class 529-T	Class F-1	Class F-2	Class F-3	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6	Class R-2E	Class R-5E
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		5.75%		none	none	none	2.50%	2.50%	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	1.00%	[1]	1.00%	1.00%	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EUROPACIFIC GROWTH FUND®		Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Management fees		0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%
Distribution and/or service (12b-1) fees		0.24%	1.00%	0.25%	0.25%	none	none	0.23%	1.00%	0.50%	0.25%	none	none	none	1.00%	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses	[1]	0.19%	0.18%	0.17%	0.18%	0.17%	0.06%	0.22%	0.23%	0.18%	0.22%	0.22%	0.18%	0.12%	0.17%	0.40%	0.26%	0.21%	0.15%	0.20%	0.10%	0.05%
Total annual fund operating expenses		0.84%	1.59%	0.83%	0.84%	0.58%	0.47%	0.86%	1.64%	1.09%	0.88%	0.63%	0.59%	0.53%	1.58%	1.56%	1.27%	1.12%	0.81%	0.61%	0.51%	0.46%
[1]	Restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-1, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - EUROPACIFIC GROWTH FUND® - USD ($)	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
1 year	$ 656	$ 262	$ 333	$ 86	$ 59	$ 48	$ 658	$ 267	$ 111	$ 338	$ 64	$ 60	$ 54	$ 161	$ 159	$ 129	$ 114	$ 83	$ 62	$ 52	$ 47
3 years	828	502	508	268	186	151	834	517	347	524	202	189	170	499	493	403	356	259	195	164	148
5 years	1,014	866	699	466	324	263	1,024	892	601	725	351	329	296	860	850	697	617	450	340	285	258
10 years	$ 1,553	$ 1,889	$ 1,250	$ 1,037	$ 726	$ 591	$ 1,575	$ 1,944	$ 1,329	$ 1,307	$ 786	$ 738	$ 665	$ 1,878	$ 1,856	$ 1,534	$ 1,363	$ 1,002	$ 762	$ 640	$ 579

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example No Redemption - EUROPACIFIC GROWTH FUND® - USD ($)	Class C	Class 529-C
1 year	$ 162	$ 167
3 years	502	517
5 years	866	892
10 years	$ 1,889	$ 1,944

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks of issuers in Europe and the Pacific Basin that the investment adviser believes have the potential for growth. Growth stocks are stocks that the investment adviser believes have the potential for above-average capital appreciation.

Normally the fund will invest at least 80% of its net assets in securities of issuers in Europe and the Pacific Basin. A country will be considered part of Europe if it is part of the MSCI European indexes, and part of the Pacific Basin if any of its borders touches the Pacific Ocean. In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company’s securities are listed and where the company is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues. The fund may invest a portion of its assets in common stocks and other securities of companies in emerging markets.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest 16.84% (quarter ended September 30, 2010)

Lowest -20.89% (quarter ended September 30, 2011)

The fund's total return for the three months ended March 31, 2020, was -22.51%.

Average annual total returns For the periods ended December 31, 2019 (with maximum sales charge):
Average Annual Returns - EUROPACIFIC GROWTH FUND®	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	A Before taxes	19.65%	5.78%	5.73%	10.41%	Apr. 16, 1984
Class C	C Before taxes	25.01%	6.21%	5.54%	6.43%	Mar. 15, 2001
Class F-1	F-1 Before taxes	26.94%	7.01%	6.34%	6.87%	Mar. 15, 2001
Class F-2	F-2 Before taxes	27.28%	7.30%	6.63%	5.45%	Aug. 01, 2008
Class F-3	F–3 Before taxes	27.41%			10.83%	Jan. 27, 2017
Class 529-A	529-A Before taxes	19.60%	5.72%	5.68%	7.38%	Feb. 15, 2002
Class 529-C	529-C Before taxes	24.97%	6.17%	5.48%	7.23%	Feb. 15, 2002
Class 529-E	529-E Before taxes	26.62%	6.73%	6.04%	7.14%	Mar. 07, 2002
Class 529-F-1	529-F-1 Before taxes	27.17%	7.22%	6.53%	9.04%	Sep. 16, 2002
Class R-1	R-1 Before taxes	26.00%	6.22%	5.55%	7.04%	Jun. 17, 2002
Class R-2	R-2 Before taxes	26.01%	6.24%	5.56%	6.77%	May 31, 2002
Class R-2E	R-2E Before taxes	26.38%	6.58%		5.20%	Aug. 29, 2014
Class R-3	R-3 Before taxes	26.61%	6.72%	6.04%	7.19%	May 21, 2002
Class R-4	R-4 Before taxes	26.98%	7.04%	6.36%	7.72%	Jun. 07, 2002
Class R-5E	R-5E Before taxes	27.21%			8.27%	Nov. 20, 2015
Class R-5	R-5 Before taxes	27.37%	7.36%	6.68%	7.85%	May 15, 2002
Class R-6	R-6 Before taxes	27.40%	7.41%	6.73%	9.42%	May 01, 2009
After Taxes on Distributions | Class A	A After taxes on distributions	18.99%	5.02%	5.31%
After Taxes on Distributions and Sale of Fund Shares | Class A	A After taxes on distributions and sale of fund shares	12.30%	4.51%	4.68%
MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	21.51%	5.51%	4.97%		Apr. 16, 1984

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.